Manufacturing in collaboration with JAC (Details) - Collaborative Arrangement - Vehicle sales - CNY (¥) ¥ in Thousands	1 Months Ended				9 Months Ended
	Mar. 31, 2020	Apr. 30, 2019	Apr. 30, 2018	May 31, 2016	Sep. 30, 2021	Sep. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term	5 years	5 years		5 years
Processing fee period	3 years	3 years		3 years
Operating loss reimbursement period			36 months
Actual manufacturing losses recorded as cost of sales					¥ 0	¥ 65,384